Capital assets	12 Months Ended
Dec. 31, 2021
Disclosure Of Property Plant And Equipment [Abstract]
Capital assets

10. Capital assets

			Production	Furniture and
	Land and	Leasehold	and laboratory	computer
	Buildings	improvements	equipment	equipment	Total
Cost
Balance at January 1, 2020	$4,567	$8,558	$32,417	$3,223	$48,765
Additions	—	214	295	550	1,059
Disposals	—	(1,380)	(2,791)	(404)	(4,575)
Effect of foreign exchange differences	—	(43)	(17)	(4)	(64)
Balance at December 31, 2020	$4,567	$7,349	$29,904	$3,365	$45,185
Additions	—	—	99	13	112
Disposals	—	(399)	(1,516)	(306)	(2,221)
Sold - discontinued operations (note 6)	—	(6,324)	(21,525)	(2,256)	(30,105)
Effect of foreign exchange differences	—	(107)	(45)	(9)	(161)
Balance at December 31, 2021	$4,567	$519	$6,917	$807	$12,810

Accumulated depreciation
Balance at January 1, 2020	$609	$3,429	$20,796	$2,460	$27,294
Depreciation expense	195	710	1,450	424	2,779
Disposals	—	(1,380)	(2,527)	(404)	(4,311)
Impairments (note 25)	—	167	498	—	665
Effect of foreign exchange differences	—	(25)	(9)	1	(33)
Balance at December 31, 2020	$804	$2,901	$20,208	$2,481	$26,394
Depreciation expense	195	268	662	243	1,368
Impairments (note 6)	—	—	22	—	22
Disposals	—	(400)	(1,301)	(306)	(2,007)
Sold - discontinued operations (note 6)	—	(2,400)	(14,281)	(1,744)	(18,425)
Effect of foreign exchange differences	—	(12)	(7)	(6)	(25)
Balance at December 31, 2021	$999	$357	$5,303	$668	$7,327

Carrying amounts
At December 31, 2021	$3,568	$162	$1,614	$139	$5,483
At December 31, 2020	3,763	4,448	9,696	884	18,791

Impairment losses of $22, $665 and $7,070 were recorded on capital assets that were part of the discontinued operations (note 6) during the years ended December 31, 2021, 2020 and 2019, respectively.

The depreciation expense for the year ended December 31, 2019 was $3,734.